Capital Management (Details) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of objectives, policies and processes for managing capital [abstract]
Total liabilities		$ 190,765,874	$ 217,352,838
Total equity		207,785,306	212,817,851	$ 176,836,313	$ 180,661,073
Interest-bearing debts		$ 86,851,790	$ 114,032,386
Debt-to-equity ratio		92.00%	102.00%
Interest-bearing debt-to-equity ratio		42.00%	54.00%
Net debt-to-equity ratio	[1]	9.00%	4.00%

[1]	Net debt-to-equity ratio is defined as interest-bearing debts less cash and cash equivalents divided by total equity.